Shareholder Fees - StrategicAdvisersInternationalFund-PRO	Apr. 29, 2025 USD ($)
StrategicAdvisersInternationalFund-PRO | Strategic Advisers International Fund
Shareholder Fees:
(fees paid directly from your investment)	none